Plants, Equipment And Facilities (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Gross cost of the assets depreciated	$ 1,939.2	$ 1,937.5
United States And Canada [Member]
Property, Plant and Equipment [Line Items]
Composite depreciation rate	4.70%	4.50%	4.60%
Gross cost of the assets depreciated	854.1	1,278.0
Noncurrent assets held for sale		$ 408.3